Stock Based Compensation - Stock Option Activity (Detail) - Employee and Nonemployee Stock Options - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options outstanding
Outstanding options as of the beginning of the period (in shares)	16,883,837	13,141,311	8,616,443
Granted (in shares)	1,894,850	6,919,556	6,844,749
Exercised (in shares)	(1,186,805)	(1,767,192)	(494,673)
Forfeited and cancelled (in shares)	(673,093)	(1,409,838)	(1,825,208)
Outstanding options as of the end of the period (in shares)	16,918,789	16,883,837	13,141,311	8,616,443
Weighted-average exercise price (per share)
Outstanding options as of the beginning of the period (in dollars per share)	$ 5.31	$ 3.25	$ 2.00
Granted (in dollars per share)	10.73	8.14	4.44
Exercised (in dollars per share)	3.60	1.93	1.25
Forfeited and cancelled (in dollars per share)	5.92	4.24	2.32
Outstanding options as of the end of the period (in dollars per share)	$ 6.01	$ 5.31	$ 3.25	$ 2.00
Weighted-average remaining contractual term and aggregate intrinsic value
Weighted-average remaining contractual term (in years)	8 years 2 months 27 days	8 years 3 months 18 days	8 years 7 months 2 days	8 years 9 months 29 days
Aggregate intrinsic value	$ 515,848	$ 80,758	$ 50,215	$ 16,077
Options vested and exercisable and options vested and expected to vest
Options vested and exercisable - number of options outstanding (in shares)	5,903,943	5,106,728
Options vested and expected to vest - number of options outstanding (in shares)	15,910,560	15,558,382
Options vested and exercisable - weighted-average exercise price (in dollars per share)	$ 3.53	$ 2.85
Options vested and expected to vest - weighted-average exercise price (in dollars per share)	$ 5.89	$ 5.17
Options vested and exercisable - weighted-average remaining contractual term (in years)	7 years 2 months 12 days	7 years 11 days
Options vested and expected to vest - weighted-average remaining contractual term (in years)	8 years 2 months 9 days	8 years 2 months 27 days
Options vested and exercisable - aggregate intrinsic value	$ 194,670	$ 36,976
Options vested and expected to vest - aggregate intrinsic value	$ 487,073	$ 76,479